Acquisition of SynthRx (Tables)	12 Months Ended
Dec. 31, 2012
Preliminary estimated purchase price of the acquisition

The elements of the total purchase price of the acquisition were as follows:

Event	Shares Issued / Issuable	Probability Weighted Fair Value
Initial consideration (Fully Vested Shares)	862,078	$2,017,263
Initial consideration (Subject to Vesting Shares)	1,938,773	2,103,375	(1)
First Milestone – dosing of first patient	1,000,000	1,084,900
Second Milestone – NDA acceptance	3,839,400	733,403
Third Milestone – FDA approval	8,638,650	730,801

Total	16,278,901	$6,669,742

(1)	This amount is net of the probability-weighted fair value of the Subject to Vesting Shares that we estimated, as of the acquisition date, ultimately may be repurchased by us ($300,481).

Net tangible and intangible assets and liabilities acquired

The following table summarizes the estimated fair values of the net tangible and intangible assets acquired and liabilities assumed at the acquisition date, with the excess being recorded to goodwill:

Net tangible assets acquired	$18,513
Net tangible liabilities assumed	(295,899)
Acquired intangibles:
In-process research and development	6,549,000
Goodwill	3,006,883
Deferred income tax liability	(2,608,755)

Total purchase price	$6,669,742

Pro forma information presenting consolidated results of operations of ADVENTRX and SynthRx

The following unaudited pro forma information presents the condensed consolidated results of operations of Mast Therapeutics and SynthRx as if the acquisition had occurred on January 1, 2010:

Year ended December 31, 2011
Revenues	$—
Loss from operations	(13,795,615)
Net loss applicable to common stock	(13,658,635)
Net loss per share, basic and diluted	(0.47)

Condensed consolidated financial information

The pro forma condensed consolidated financial information includes the following adjustments directly attributable to the acquisition:

Year ended December 31, 2011
Transaction-related expenses	$58,887